Intangible assets (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of intangible assets and goodwill

		Consolidated Group
	Note	2023 A$	2022 A$
Carrying amounts of:
Databases		895,057	1,238,787
Trademarks		29,314	31,979
Patents		15,363	18,593
Capitalised development costs		2,780,538	945,820
		3,720,272	2,235,179

Databases
Opening balance	1,238,787	1,340,179
Additions	211,026	351,737
Disposals	(54,285)	-
Amortisation expense	(500,471)	(453,129)
Carrying amount for databases	895,057	1,238,787

Patents
Opening balance	31,979	34,760
Additions	-	-
Disposals	-	-
Amortisation expense	(2,665)	(2,781)
Carrying amount for patents	29,314	31,979

Trademarks
Opening balance	18,593	22,458
Additions	-	2,360
Disposals	-	-
Amortisation expense	(3,230)	(6,225)
Carrying amount for trademarks	15,363	18,593

Capitalised development costs
Opening balance		945,820	-
Additions	(a) (b) (c)	2,482,843	1,261,094
Disposals		-	-
Amortisation expense		(648,125)	(315,274)
Carrying amount for trademarks		2,780,538	945,820

(a)	On 22 August 2022, the Company acquired certain technology assets from Jimmy Kelley Digital that complemented and extended the functionality of the existing technology Locafy has developed. The Company has determined that the elements of IAS 3 Business Combinations were not achieved and, accordingly, the acquisition is that it is an asset acquisition. The details of the asset acquisition are as follows:

A$
Amount settled in cash	521,393
Amount settled in equity	428,726
Fair value of consideration transferred	950,119

Recognised amounts of identifiable net assets:
Intangible assets (capitalized development costs)	950,119
Net identifiable assets	950,119
Goodwill on acquisition	-

(b)	On 30 June 2023, the Company exercised its option to acquire further technology assets from Jimmy Kelley Digital. The Company has determined that the elements of IAS 3 Business Combinations were not achieved and, accordingly, the acquisition is that it is an asset acquisition. The details of the asset acquisition are as follows:

A$
Fair value of contingent consideration	453,446
Fair value of consideration transferred	453,446

Recognised amounts of identifiable net assets:
Intangible assets (capitalized development costs)	453,446
Net identifiable assets	453,446
Goodwill on acquisition	-

(c)	During the year ended 30 June 2023, the Company has capitalised a significant portion of its expenditure relating to the development of, amongst other things, a new admin console to enable customers to acquire products directly from their own account. The admin console is a key component of the Platform allowing users to acquire, manage and view product reporting and analytics. The Company is commercialising this developed technology and accordingly, the development expense will be amortized over future periods.